LONG-TERM DEBT - 2018 Notes (Details) $ in Thousands	Feb. 27, 2018 USD ($)
2018 Notes
LONG-TERM DEBT
Principal	$ 350,000
Series A
LONG-TERM DEBT
Principal	$ 45,000
Interest rate	4.38%
Series B
LONG-TERM DEBT
Principal	$ 55,000
Interest rate	4.48%
Series C
LONG-TERM DEBT
Principal	$ 250,000
Interest rate	4.63%
Weighted Average | 2018 Notes
LONG-TERM DEBT
Maturity period	13 years 10 months 24 days
Interest rate	4.57%